Property and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Sep. 30, 2014
Land
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Indefinite
Building
Property, Plant and Equipment [Line Items]
Estimated Useful Life	30 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Not to exceed 7 years or length of lease
Vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Computer Equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years